Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation
DCP Midstream Partners, LP, with its consolidated subsidiaries, or us, we, our or the Partnership, is engaged in the business of gathering, compressing, treating, processing, transporting, storing and selling natural gas; producing, fractionating, transporting, storing and selling NGLs and recovering and selling condensate; and transporting, storing and selling propane in wholesale markets.
We are a Delaware limited partnership that was formed in August 2005. Our partnership includes: our natural gas services segment (which includes our 80% interest in the Eagle Ford system, our 100% owned Eagle Plant; our East Texas system; our Southeast Texas system; our Michigan system; our Northern Louisiana system; our Southern Oklahoma system; our Wyoming system; a 75% interest in Collbran Valley Gas Gathering, LLC, or Collbran or our Piceance system; our 40% interest in Discovery Producer Services LLC, or Discovery; and our DJ Basin system, consisting of our O'Connor and Lucerne 1 plants), our NGL logistics segment (which includes the NGL storage facility in Michigan, our 12.5% interest in the Mont Belvieu Enterprise fractionator, our 20% interest in the Mont Belvieu 1 fractionator, the Black Lake and Wattenberg interstate NGL pipelines, the DJ Basin NGL fractionators, the Seabreeze and Wilbreeze intrastate NGL pipelines, our 33.33% interest in the Front Range interstate NGL pipeline, and our 10% interest in the Texas Express intrastate NGL pipeline), and our wholesale propane logistics segment (which includes six rail terminals, two marine terminals and one pipeline terminal).
Our operations and activities are managed by our general partner, DCP Midstream GP, LP, which in turn is managed by its general partner, DCP Midstream GP, LLC, which we refer to as the General Partner, and is 100% owned by DCP Midstream, LLC. DCP Midstream, LLC and its subsidiaries and affiliates, collectively referred to as DCP Midstream, LLC, is owned 50% by Phillips 66 and 50% by Spectra Energy Corp and its affiliates, or Spectra Energy. DCP Midstream, LLC directs our business operations through its ownership and control of the General Partner. DCP Midstream, LLC and its affiliates’ employees provide administrative support to us and operate most of our assets. DCP Midstream, LLC owns approximately 23% of us.
The consolidated financial statements include the accounts of the Partnership and all majority-owned subsidiaries where we have the ability to exercise control. Investments in greater than 20% owned affiliates that are not variable interest entities and where we do not have the ability to exercise control, and investments in less than 20% owned affiliates where we have the ability to exercise significant influence, are accounted for using the equity method. All intercompany balances and transactions have been eliminated.
Our predecessor operations consist of a 66.67% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business, which we acquired from DCP Midstream, LLC in March 2012, an 80% interest in the Eagle Ford system, of which we acquired 33.33% and 46.67% in November 2012 and March 2013, respectively, from DCP Midstream, LLC, and our 100% interest in DCP Lucerne 1 Plant, LLC, a 35 MMcf/d cryogenic natural gas processing plant located in Weld County, Colorado, or the Lucerne 1 plant, which we acquired from DCP Midstream, LLC in March 2014. Prior to our acquisition of the remaining 66.67% interest in Southeast Texas, we accounted for our initial 33.33% interest as an unconsolidated affiliate using the equity method. Subsequent to the March 2012 transaction, we own 100% of Southeast Texas which we account for as a consolidated subsidiary. Prior to our acquisition of the additional 46.67% interest in the Eagle Ford system in March 2013, we accounted for our initial 33.33% interest as an unconsolidated affiliate using the equity method. Subsequent to the March 2013 transaction, we own 80% of the Eagle Ford system which we account for as a consolidated subsidiary. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information, similar to the pooling method. Accordingly, our consolidated financial statements include the historical results of our 100% interest in Southeast Texas and the commodity derivative hedge instruments associated with the storage business, our 80% interest in the Eagle Ford system and our Lucerne 1 plant for all periods presented. We recognize transfers of net assets between entities under common control at DCP Midstream, LLC’s basis in the net assets contributed. The amount of the purchase price in excess or in deficit of DCP Midstream, LLC’s basis in the net assets is recognized as a reduction or an addition to limited partners’ equity. The financial statements of our predecessor have been prepared from the separate records maintained by DCP Midstream, LLC and may not necessarily be indicative of the conditions that would have existed or the results of operations if our predecessor had been operated as an unaffiliated entity. In addition, the results of operations for acquisitions accounted for as business combinations have been included in the consolidated financial statements since their respective acquisition dates.